Long-term Debt - Schedule of Revolving Line of Credit Borrowings (Detail) (Second Loan Agreement [Member], Revolving Credit Facility [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Second Loan Agreement [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Second Loan Agreement-revolving line of credit	$ 0	$ 10,000